Allowance for Losses on Loans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (release) for loan losses	$ (5,500)	$ 1,000	$ (950)	$ 0	$ (500)	$ 0	$ (1,600)	$ 0	$ (5,450)	$ (2,100)	$ (6,250)
Allowance for credit losses, recoveries, net of charge-offs									11,050	14,307
Nonaccrual loans by portfolio segment	55,686				49,580				55,686	49,580
Loans receivable, gross	12,853,678				12,201,387				12,853,678	12,201,387
Allowance for probable losses	129,257				123,073				129,257	123,073	$ 113,494
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	11,597,492				11,000,212				11,597,492	11,000,212
Allowance for probable losses	128,740				122,947				128,740	122,947
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	60,680				28,553				60,680	28,553
Allowance for probable losses	517				126				517	126
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual loans by portfolio segment	55,686				49,580				55,686	49,580
Loans receivable, gross	$ 70,093				$ 70,238				$ 70,093	$ 70,238
Ratio of non-performing assets to total assets	0.44%				0.46%				0.44%	0.46%